FLOW THROUGH LIABILITY (Details Narrative)	9 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
FLOW THROUGH LIABILITY (Details Narrative)
Flow through premium liability	$ 769,231
Common shares issue | shares	15,384,615
Shares price per shares | $ / shares	$ 0.13
Gross proceeds from flow-through shares	$ 2,000,000